Related Party Transactions (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Right-of-use asset	$ 37.3	$ 37.5	$ 30.7
Lease liability	39.4
Manufacturing Facility Lease | Affiliated Entity
Related Party Transaction [Line Items]
Right-of-use asset	3.5
Lease liability	$ 3.7